Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 1,952	$ 2,248
Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	148	230
U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	32	124
U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	42	34
Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	49	47
Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	25	25
Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,782	1,973
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,582	1,802
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	200	171
Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	22	45
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	76	173
Level 1 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	45	136
Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	30	122
Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	5	5
Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	10	9
Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	21	20
Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	21	20
Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	10	17
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,676	1,904
Level 2 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	103	94
Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	2	2
Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	37	29
Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	39	38
Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	25	25
Level 2 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,561	1,782
Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,561	1,782
Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	12	28
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	200	171
Level 3 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	200	171
Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	200	171
Level 3 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 0	$ 0